PROJECT ASSETS, NET	9 Months Ended
Sep. 30, 2017
PROJECT ASSETS [Abstract]
PROJECT ASSETS, NET
16. PROJECT ASSETS, NET

Project assets represent the overseas solar projects operated by the Company after the disposition of downstream solar projects. In the year ended December 31,2016, the Company obtained two small solar projects in Italy as the settlement of the accounts receivables. In addition, the Company commenced developing solar power projects in overseas which are still under construction. Project assets and related accumulated depreciation are as follows:

	2016	2017
	December 31	September 30
	RMB	RMB
Completed	30,188,445	32,804,285
Under construction	31,935,354	196,313,031

Less: Accumulated depreciation	(7,060,303)	(9,936,696)
Project Assets, net	55,063,496	219,180,620